3. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Policies
New Standards and Interpretations Applied for First Time

Standard/interpretation	Effective Date [1]
IFRS 15 Revenue from Contracts with Customers	January 1, 2018
IFRS 9 Financial Instruments (2014)	January 1, 2018
Amendments to IFRS 2: Classification and Measurement of Share- based Payment Transactions	January 1, 2018
Annual Improvements to IFRS Standards 2014‑2016 Cycle (IFRS 1, IAS 28)	January 1, 2018
1.	Shall apply for periods beginning on or after the date shown in the effective date column.

New Standards and Interpretations Not Yet Adopted

Standard/Amendment	Effective Date [1]
IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9: Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures	January 1, 2019
Annual Improvements to IFRS Standards 2015‑2017 Cycle	January 1, 2019
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement	January 1, 2019
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020